Financial instruments and risk management	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risk management	Introduction
This section sets out the policies and procedures applied to manage the group’s capital structure and the financial risks the group is exposed to. Diageo considers the following components of its balance sheet to be capital: borrowings and equity. Diageo manages its capital structure to achieve capital efficiency, provide flexibility to invest through the economic cycle and give efficient access to debt markets at attractive cost levels.
16. Financial instruments and risk management

Accounting policies

Financial assets and liabilities are initially recorded at fair value including, where permitted by IFRS 9, any directly attributable transaction costs. For those financial assets that are not subsequently held at fair value, the group assesses whether there is evidence of impairment at each balance sheet date.
The group classifies its financial assets and liabilities into the following categories: financial assets and liabilities at amortised cost, financial assets and liabilities at fair value through profit and loss and financial assets at fair value through other comprehensive income.
The accounting policies for other investments and loans are described in note 13, for trade and other receivables and payables in note 15 and for cash and cash equivalents in note 17.
Financial assets and liabilities at fair value through profit and loss include derivative assets and liabilities. Where financial assets or liabilities are eligible to be carried at either amortised cost or fair value through other comprehensive income, the group does not apply the fair value option.
Derivative financial instruments are carried at fair value using a discounted cash flow model based on market data applied consistently for similar types of instruments. Gains and losses on derivatives that do not qualify for hedge accounting treatment are taken to the income statement as they arise.
Other financial liabilities are carried at amortised cost unless they are part of a fair value hedge relationship when the amortised cost of the financial liabilities is adjusted with the fair value change attributable to the risk being hedged from the inception of the hedge relationship. The difference between the initial carrying amount of the financial liabilities and their redemption value is recognised in the income statement over the contractual terms using the effective interest rate method.

Hedge accounting

The group designates and documents certain derivatives as hedging instruments against changes in fair value of recognised assets and liabilities (fair value hedges), commodity price risk of highly probable forecast transactions, as well as the cash flow risk from changes in exchange or interest rates (cash flow hedges) and hedges of net investments in foreign operations (net investment hedges). Derivative instruments designated in hedge relationship are included in other financial assets and liabilities on the consolidated balance sheet. The effectiveness of such hedges is assessed at inception and at least on a quarterly basis, using prospective testing. Methods used for testing effectiveness include critical terms, regression analysis and hypothetical derivative models.
Fair value hedges are used to manage the currency and/or interest rate risks to which the fair value of certain assets and liabilities is exposed. Changes in the fair value of the derivatives are recognised in the income statement, along with any changes in the relevant fair value of the underlying hedged asset or liability. If such a hedge relationship no longer meets hedge accounting criteria, fair value movements on the derivative continue to be taken to the income statement while any fair value adjustments made to the underlying hedged item to that date are amortised through the income statement over its remaining life using the effective interest rate method.
Cash flow hedges are used to hedge the foreign currency risk of highly probable future foreign currency cash flows, the commodity price risk of highly probable future transactions, as well as the cash flow risk from changes in exchange or interest rates. The effective portion of the gain or loss on the hedges is recognised in other comprehensive income, while any ineffective part is recognised in the income statement. Amounts recorded in other comprehensive income are recycled to the income statement in the same period in which the underlying foreign currency, commodity or interest exposure affects the income statement. When a hedge relationship no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity is either transferred to the income statement or amortised over its remaining life using the effective interest rate method.
Net investment hedges utilise either foreign currency borrowings or derivatives as hedging instruments. Foreign exchange differences arising on translation of net investments are recorded in other comprehensive income and included in the exchange reserve. Liabilities used as hedging instruments are revalued at closing exchange rates and the resulting gains or losses are also recognised in other comprehensive income to the extent that they are effective, with any ineffectiveness taken to the income statement. Foreign currency derivative contracts hedging net investments are carried at fair value. Effective fair value movements are recognised in other comprehensive income, with any ineffectiveness taken to the income statement. Cost of hedging model is applied in case of cross-currency interest rate swaps, forwards and options in net investment hedges. The fair value changes attributable to the spot component of the hedging instruments are designated to offset foreign exchange differences of net investments and therefore taken to net investment hedge reserve. The fair value changes attributable to the forward component of the hedging instruments (including currency basis) are taken to the cost of hedging reserve and amortised to the consolidated income statement.

The group uses a range of financial instruments to manage the group’s funding, liquidity and exposure to foreign currency, interest rate and commodity price risk in line with Board-approved hedging policies and guidelines. Initially, all transactions in derivative financial instruments are undertaken to manage the risks arising from underlying business activities. The group purchases insurance for commercial or, where required, for legal or contractual reasons. In addition, the group retains insurable risk where external insurance is not considered an economic means of mitigating these risks.
(a) Currency risk
The group presents its consolidated financial statements in US dollar and conducts business in many currencies. As a result, it is subject to foreign currency risk due to exchange rate movements, which affects the group’s transactions and the translation of the results and underlying net assets of its operations. To manage the currency risk, the group uses certain financial instruments. Where hedge accounting is applied, hedges are documented and tested for effectiveness on an ongoing basis.
Hedge of net investment in foreign operations
The group hedges a certain portion of its exposure to fluctuations in the US dollar value of its foreign operations by designating borrowings held in foreign currencies and using foreign currency forwards, swaps and other financial derivatives.
At 30 June 2026, foreign currency borrowings (euro, sterling) and financial derivatives (Chinese yuan, Canadian dollar, Indian rupee) were designated in net investment hedge relationships.
Hedge of foreign currency debt
The group uses cross currency interest rate swaps and foreign currency forwards to hedge the foreign currency risk associated with certain foreign currency denominated borrowings.
Transaction exposure hedging
The group hedges transactional foreign currency risk on major currency exposures up to 36 months and on other currency exposures up to 18 months.
The group’s exposure to foreign currency risk arising principally on forecasted sales transactions is managed using forward agreements and options.
(b) Interest rate risk
The group has an exposure to interest rate risk, arising principally on changes in
US dollar, euro and sterling interest rates. To manage interest rate risk, the group manages its proportion of fixed to floating rate borrowings within limits approved by the Board, primarily through issuing fixed and floating rate borrowings, and by utilising interest rate swaps. These practices aim to minimise the group’s net finance charges with acceptable year-on-year volatility. The majority of the group’s existing interest rate derivatives are designated as fair value hedge and are expected to be effective. Fair value of these derivatives is recognised in the income statement, along with any changes in the relevant fair value of the underlying hedged asset or liability.
The interest rate profile of the group's net borrowings is as follows:

	2026	2025
	$ million	$ million
Fixed rate	18,547	19,051
Floating rate(1)	1,368	2,289
Impact of financial derivatives and fair value adjustments	(118)	(139)
Lease liabilities	685	653
Net borrowings	20,482	21,854
(1)The floating rate portion of net borrowings includes cash and cash equivalents, floating rate loans and bonds, and bank overdrafts.
The table below sets out the average monthly net borrowings and effective interest rate:

Average monthly net borrowings			Effective interest rate
2026 $ million	2025 $ million	2024 $ million	2026%	2025%	2024%
21,684	21,540	21,034	3.9	4.1	4.3
(i)For this calculation, net interest charge includes interest capitalised and excludes fair value adjustments to derivative financial instruments and average monthly net borrowings include the impact of interest rate swaps that are no longer in a hedge relationship but exclude the market value adjustment for cross currency interest rate swaps.
(c) Commodity price risk
Commodity price risk is managed in line with the principles approved by the
Board either through long-term purchase contracts with suppliers or, where appropriate, derivative contracts. Where derivative contracts are used, the commodity price risk exposure is hedged up to 36 months of forecast volume through exchange-traded and over-the-counter contracts (futures, forwards and swaps) and cash flow hedge accounting is applied.
(d) Market risk sensitivity analysis
The sensitivity analysis estimates the impact of changes in interest and foreign exchange rates. All hedges are expected to be highly effective for this analysis and it considers the impact of all financial instruments. The sensitivity analysis excludes the impact of market risk on the net post-employment benefit assets and liabilities, and corporate tax payable. The results of the sensitivity analysis should not be considered as projections of likely future events as actual gains or losses in the future may differ materially due to fluctuations in interest and exchange rates to vary from the hypothetical amounts disclosed in the table below.

	Impact on income statement gain/(loss)		Impact on consolidated comprehensive income gain/(loss)(1)
	2026 $ million	2025 $ million	2026 $ million	2025 $ million
0.5% decrease in interest rates	24	30	28	38
0.5% increase in interest rates	(23)	(29)	(27)	(37)
10% weakening of US dollar	(33)	(46)	(491)	(1,049)
10% strengthening of US dollar	26	37	411	867
(1)The impact on the consolidated statement of comprehensive income includes the impact on the income statement.
(e) Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the group. Credit risk arises on cash balances (including bank deposits and cash and cash equivalents), derivative financial instruments and credit exposures to customers, including outstanding loans, trade and other receivables, financial guarantees and committed transactions.
The carrying amount of financial assets of $5,505 million (2025 – $6,543 million) represents the group’s exposure to credit risk at the balance sheet date as disclosed in section (i), excluding the impact of any collateral held or other credit enhancements. A financial asset is in default when the counterparty fails to pay its contractual obligations. Financial assets are written off when there is no reasonable expectation of recovery.
Credit risk is managed separately for financial and business related credit exposures.
According to the enforceable master netting agreements with counterparties, in the event of default, derivative financial instruments with the same counterparty can be settled net. The table below shows the group’s financial assets and liabilities that could be subject to offset in the balance sheet and the impact of a trigger for the enforcement of the master netting agreement after applying any existing collaterals.

	Gross amount $ million	Right of asset offset $ million	Right of liability offset $ million	Net amount $ million
2026
Derivative financial assets	656	(210)	(67)	379
Derivative financial liabilities	(342)	210	67	(65)
2025
Derivative financial assets	733	(147)	(72)	514
Derivative financial liabilities	(275)	147	72	(56)
Financial credit risk
Diageo aims to minimise its financial credit risk through the application of risk management policies approved and monitored by the Board. Counterparties are predominantly limited to investment-grade banks and financial institutions, and the policy restricts the exposure to any one counterparty by setting credit limits taking into account the credit quality of the counterparty. The credit risk arising through the use of financial instruments for currency, interest rate and commodity price risk management is estimated with reference to the fair value of contracts. Diageo annually reviews the credit limits applied and regularly monitors the counterparties’ credit quality reflecting market credit conditions.
Business related credit risk
Exposures from loans, trade and other receivables are managed locally in the operating units where they arise and active risk management is applied, focusing on country risk, credit limits, ongoing credit evaluation and monitoring procedures. There is no significant concentration of credit risk with respect to loans, trade and other receivables as the group has a large number of customers that are internationally dispersed.
(f) Liquidity risk
Liquidity risk is the risk of Diageo encountering difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash or other financial assets. The group uses short-term commercial paper to finance its day-to-day operations. The group maintains backstop facilities with relationship banks to support commercial paper obligations.
The following tables provide an analysis of the anticipated contractual cash flows including interest payable for the group’s financial liabilities and derivative instruments on an undiscounted basis. Where interest payments are calculated at a floating rate, rates of each cash flow until maturity of the instruments are calculated based on the forward yield curve prevailing at the respective year ends. Financial assets and liabilities are presented gross in the consolidated balance sheet although, in practice, the group uses netting arrangements to reduce its liquidity requirements on these instruments.
Contractual cash flows

	Due within 1 year $ million	Due between 1 and 3 years $ million	Due between 3 and 5 years $ million	Due after 5 years $ million	Total $ million	Carrying amount at balance sheet date $ million
2026
Borrowings(1)(2)(3)	(3,349)	(5,449)	(4,926)	(13,189)	(26,913)	(21,733)
Leases(3)	(141)	(207)	(142)	(326)	(816)	(685)
Trade and other financial liabilities(4)	(5,451)	(130)	(17)	(4)	(5,602)	(5,353)
Non-derivative financial liabilities	(8,941)	(5,786)	(5,085)	(13,519)	(33,331)	(27,771)
Derivative financial instruments
Receivable	6,684	3,449	515	6,429	17,077
Payable	(6,719)	(3,531)	(543)	(6,065)	(16,858)
Derivative instruments(2)(5)	(35)	(82)	(28)	364	219	302
2025
Borrowings(1)(2)(3)	(3,873)	(5,970)	(5,392)	(14,398)	(29,633)	(24,100)
Leases(3)	(137)	(198)	(136)	(306)	(777)	(653)
Trade and other financial liabilities(4)	(5,912)	(165)	(16)	(23)	(6,116)	(6,039)
Non-derivative financial liabilities	(9,922)	(6,333)	(5,544)	(14,727)	(36,526)	(30,792)
Derivative financial instruments
Receivable	7,715	1,718	1,153	5,099	15,685
Payable	(7,702)	(1,741)	(1,184)	(4,596)	(15,223)
Derivative instruments(2)(5)	13	(23)	(31)	503	462	438
(1)For the purposes of these tables, borrowings are defined as gross borrowings excluding lease liabilities and fair value of derivative instruments as disclosed in note 17.
(2)Carrying amount of interest on borrowings, interest on derivatives and interest on other payables is included within interest payable in note 15.
(3)Including both principal and interest.
(4)Primarily consists of trade and other payables that meet the definition of financial liabilities under IAS 32.
(5)Derivative financial instruments consist of foreign currency swaps and forwards, cross currency swaps, interest rate swaps and commodity trades.
The group had available undrawn committed bank facilities as follows:

	2026 $ million	2025 $ million
Expiring within one year	1,063	1,040
Expiring after one year	3,500	2,460
	4,563	3,500
The facilities can be used for general corporate purposes and, together with cash and cash equivalents, support the group’s commercial paper programmes(g) Fair value measurements
Fair value measurements of financial instruments are presented through the use of a three-level fair value hierarchy that prioritises the valuation techniques used in fair value calculations.
The group maintains policies and procedures to value instruments using the most relevant data available. If multiple inputs that fall into different levels of the hierarchy are used in the valuation of an instrument, the instrument is categorised on the basis of the least observable input.
Foreign currency forwards and swaps, cross currency swaps and interest rate swaps are valued using discounted cash flow techniques. These techniques incorporate inputs at levels 1 and 2, such as foreign exchange rates and interest rates. These market inputs are used in the discounted cash flow calculation incorporating the instrument’s term, notional amount and discount rate, and taking credit risk into account. As significant inputs to the valuation are observable in active markets, these instruments are categorised as level 2 in the hierarchy.
Other financial liabilities include a put option, which does not have an expiry date, held by Industrias Licoreras de Guatemala (ILG) to sell the remaining 50%
equity stake in Rum Creation & Products Inc., the owner of the Zacapa rum brand, to Diageo. The liability is fair valued using the discounted cash flow method and as at 30 June 2026, an amount of $112 million (30 June 2025 –
$101 million) is recognised as a liability with changes in the fair value of the put option included in retained earnings. As the valuation of this option uses assumptions not observable in the market, it is categorised as level 3 in the hierarchy. As at 30 June 2026, because it is unknown when or if ILG will exercise the option, the liability is measured as if the exercise date is the last day of the next financial year considering forecast future performance. The put option is not sensitive to reasonably possible changes in assumptions. If the option was to be exercised as at 30 June 2028, the fair value of the liability would increase by approximately $5 million.
There were no significant changes in the measurement and valuation techniques, or significant transfers between the levels of the financial assets and liabilities in the year ended 30 June 2026.
The group’s financial assets and liabilities measured at fair value are categorised as follows:

	2026 $ million	2025 $ million
Derivative assets	656	733
Derivative liabilities	(342)	(275)
Valuation techniques based on observable market input (Level 2)	314	458
Financial assets - other	51	75
Financial liabilities - other	(140)	(226)
Valuation techniques based on unobservable market input (Level 3)	(89)	(151)
The movements in level 3 liability instruments, measured on a recurring basis, are as follows:

	Financial liabilities - other (level 3)	Financial liabilities - other (level 3)
	2026 $ million	2025 $ million
At the beginning of the year	(226)	(443)
Net gains included in the income statement	81	140
Net gains/(losses) included in exchange in other comprehensive income	2	(8)
Net (losses)/gains included in retained earnings	(10)	89
Acquisitions	—	(12)
Settlement of liabilities	13	8
At the end of the year	(140)	(226)
(h) Results of hedge relationships
The group targets a one-to-one hedge ratio. The strength of the economic relationship between the hedged items and the hedging instruments is analysed on an ongoing basis. Ineffectiveness can arise from changes in hedged balance sheet positions, group net investment positions, or subsequent changes in the forecast transactions as a result of differences in timing, cash flows or values except when the critical terms of the hedging instrument and hedged item are closely aligned.
Where applicable, the change in the credit risk of the hedging instruments or the hedged items is not expected to be the primary factor in the economic relationship.
Further to the foreign currency borrowings in net investment hedge relationships disclosed in note 16(a), the notional amounts, contractual maturities and rates of the hedging instruments designated in hedging relationships by the main risk categories are as follows:

	Notional amounts $ million	Maturity	Range of hedged rates
2026
Net investment hedges
Derivatives in net investment hedges of foreign operations	1,704	August 2026 - October 2027	Canadian dollar 1.32 - 1.45 Chinese yuan 6.62 - 7.29 Indian rupees 94.34
Foreign currency borrowings in net investment hedges	5,465	June 2029 - August 2044	sterling 0.73 - 0.76 euro 0.86 - 0.87
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)(1)	4,684	October 2027 - June 2034	euro 0.87 - 0.90 sterling 0.74 - 0.75
Derivatives in cash flow hedge (foreign currency risk)(2)	1,489	September 2026 - August 2028	sterling 0.73 - 0.81 Mexican peso 17.95 - 23.69
Derivatives in cash flow hedge (commodity price risk)(2)	223	July 2026 - September 2028	Wheat: 180.00 - 200.00 GBP/Mt Natural Gas: 0.60 - 0.93 GBP/therm
Fair value hedges
Derivatives in fair value hedge(3)	4,248	March 2027 - June 2038	EURIBOR 1.93 - 1.94% SOFR 0.00 - 1.61% SONIA 0.00 - 0.14%
2025
Net investment hedges
Derivatives in net investment hedges of foreign operations	2,255	August 2025 - October 2027	euro 0.84 - 0.85 Canadian dollar 1.29 - 1.48 Chinese yuan 6.93 - 7.29
Foreign currency borrowings in net investment hedges	9,561	May 2026 - August 2044	sterling 0.75 - 0.82 euro 0.86 - 0.94
Cash flow hedges
Derivatives in cash flow hedge (foreign currency debt)(1)	2,873	September 2028 - June 2034	euro 0.89 - 0.90
Derivatives in cash flow hedge (foreign currency risk)(2)	1,586	September 2025 - January 2028	sterling 0.74 - 0.81 Mexican peso 17.73 - 23.69
Derivatives in cash flow hedge (commodity price risk)(2)	275	July 2025 - June 2027	Aluminium: 2,426.00 - 2,693.50 USD/Mt Natural Gas: 0.74 - 1.38 GBP/therm
Fair value hedges
Derivatives in fair value hedge(3)	4,229	September 2025 - April 2035	EURIBOR 1.93 - 1.94% SOFR 0.27 - 1.61%
(1)For cash flow hedges in respect of foreign currency debt, the notional amount of hedged items recognised in the consolidated balance sheet equals the notional value of the hedging instruments at 30 June 2026 and is included within borrowings. Exchange retranslation and the interest on the hedged bonds are expected to offset those on the cross currency swaps in the income statement in each of the years.
(2)In case of derivatives in cash flow hedges (commodity price risk and foreign currency risk), the range of the most significant contract’s hedged rates are presented.
(3)In case of derivatives in fair value hedges, the range of the floating interest rates of the derivatives are presented.
For cash flow hedges of forecast transactions at 30 June 2026, based on year end interest and exchange rates, a gain to the income statement of $88 million in the year ending 30 June 2027 and a gain of $14 million in the year ending 30 June 2028 is expected to be recognised.
The amount relating to the hedges of foreign currency borrowings that are no longer applicable at 30 June 2026 is $116 million (2025 – $114 million). In the year ended 30 June 2026, the income statement included a gain of $7 million (2025 – $5 million) from amortisation of fair value of financial derivatives.
From the total net investment hedge reserve of $3,127 million (2025 – $3,333 million), $2,543 million (2025 – $2,665 million) is attributable to net investment hedges for which hedge accounting no longer applies.
The following table sets out information regarding the effectiveness of hedging relationships designated by the group, as well as the impacts on the income statement and other comprehensive income:

			Other comprehensive income
	At the beginning of the year $ million	Consolidated income statement $ million	Recognised in other comprehensive income $ million	Recycled to income statement $ million	Other(2) $ million	At the end of the year $ million
2026
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations(3)	(17)	24	(34)	(9)	6	(30)
Foreign currency borrowings in net investment hedges	(9,561)	(7)	221	7	3,875	(5,465)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	185	(126)	(113)	126	16	88
Derivatives in cash flow hedge (foreign currency risk)	103	74	58	(78)	(74)	83
Derivatives in cash flow hedge (commodity price risk)	(8)	(8)	21	8	11	24
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(210)	11	—	—	—	(199)
Borrowings in fair value hedge	205	(9)	—	—	—	196
Instruments in fair value hedge relationship	(5)	2	—	—	—	(3)
2025
Net investment hedges(1)
Derivatives in net investment hedges of foreign operations	367	44	24	(26)	(426)	(17)
Foreign currency borrowings in net investment hedges	(8,109)	—	(768)	—	(684)	(9,561)
Cash flow hedges(1)
Derivatives in cash flow hedge (foreign currency debt)	(32)	230	161	(230)	56	185
Derivatives in cash flow hedge (foreign currency risk)	27	54	144	(68)	(54)	103
Derivatives in cash flow hedge (commodity price risk)	(9)	(19)	(20)	19	21	(8)
Fair value hedges(1)
Derivatives in fair value hedge (interest rate risk)	(376)	166	—	—	—	(210)
Borrowings in fair value hedge	368	(163)	—	—	—	205
Instruments in fair value hedge relationship	(8)	3	—	—	—	(5)
(1)There was no significant ineffectiveness on net investment, cash flow and fair value hedges during the years ended 30 June 2026 and 2025, accordingly the fair value movement of the hedged items was materially similar and offsetting the movement of the hedges.
(2)Other movements include cash flows on result of matured derivatives, notional of bonds designated in or de-designated from net investment hedges and reclassification of hedging instruments between hedge portfolios and de-designation of hedging instruments.
(3)In respect of derivatives in net investment hedges, in the year ended 30 June 2026 a loss of $22 million (2025 - $77 million) was recognised in net investment hedge reserve, a loss of $12 million (2025 - a gain of $101 million) was recognised in cost of hedging and a gain of $9 million (2025 - a gain of $26 million) was transferred out of other comprehensive income to other finance charge.
(i) Reconciliation of financial instruments
The table below sets out the group’s accounting classification of each class of financial assets and liabilities:

		2026			2025
	Category	Current $ million	Non-current $ million	Total $ million	Current $ million	Non-current $ million	Total $ million
Other investments and loans(1)	a/b	—	53	53	—	76	76
Trade and other receivables(2)	b/c	3,277	64	3,341	3,504	38	3,542
Cash and cash equivalents	b	1,520	—	1,520	2,200	—	2,200
Derivatives	a	150	506	656	118	615	733
Mutual fund	b	261	7	268	318	8	326
Receivable from share trusts	b	86	—	86	88	—	88
Total other financial assets		497	513	1,010	524	623	1,147
Total financial assets		5,294	630	5,924	6,228	737	6,965
Borrowings(3)	b	(2,449)	(19,062)	(21,511)	(2,928)	(20,820)	(23,748)
Trade and other payables(2)	b/c	(6,425)	(150)	(6,575)	(6,952)	(192)	(7,144)
Derivatives	a	(113)	(229)	(342)	(65)	(210)	(275)
Put option	a	(112)	—	(112)	(101)	—	(101)
Leases	b	(118)	(567)	(685)	(112)	(541)	(653)
Total other financial liabilities		(343)	(796)	(1,139)	(278)	(751)	(1,029)
Total financial liabilities		(9,217)	(20,008)	(29,225)	(10,158)	(21,763)	(31,921)
Total net financial liabilities		(3,923)	(19,378)	(23,301)	(3,930)	(21,026)	(24,956)
(1)Other investments and loans include those in respect of associates. Out of the total balance, $51 million (2025 - $75 million) is measured at fair value through profit or loss and $2 million (2025 - $1 million) at amortised cost.
(2)Trade receivables comprise $2,922 million (2025 - $3,120 million) measured at amortised cost and $419 million (2025 - $422 million) relating to items not categorised as financial instruments. Trade payables include balances measured at amortised cost of $5,572 million (2025 - $5,979 million), at fair value through profit or loss of $28 million (2025 - $125 million) and item not categorised as financial instruments of $975 million (2025 - $1,040 million).
(3)Borrowings are defined as gross borrowings excluding lease liabilities and the fair value of derivative instruments.
a.Financial instruments at fair value through profit or loss.
b.Financial instruments measured at amortised cost.
c.Not categorised as a financial instrument.
At 30 June 2026 and 30 June 2025, the carrying values of cash and cash equivalents, other financial assets and liabilities approximate fair values. At 30
June 2026, the fair value of borrowings, based on unadjusted quoted market data, was $20,851 million (2025 – $23,197 million).